Segment, Customer and Geographic Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment, Customer and Geographic Information
Note 27 – Segment, Customer and Geographic Information

Financial information of the reportable segments is set forth in the following tables:

	OPC Israel	CPV Group	ZIM	Others*	Total
	$ Thousands
2022
Revenue	516,668	57,289	-	-	573,957

Profit before taxes	23,728	61,039	305,376	(2,504)	387,639
Income tax expense	(9,522)	(9,892)	-	(18,566)	(37,980)
Profit/(loss) from continuing operations	14,206	51,147	305,376	(21,070)	349,659

Depreciation and amortization	47,134	15,519	-	223	62,876
Financing income	(10,301)	(25,197)	-	(9,188)	(44,686)
Financing expenses	42,062	7,521	-	814	50,397
Other items:
Losses related to ZIM	-	-	727,650	-	727,650
Share in profit of associated companies	-	(85,149)	(1,033,026)	-	(1,118,175)
	78,895	(87,306)	(305,376)	(8,151)	(321,938)

Adjusted EBITDA	102,623	(26,267)	-	(10,655)	65,701

Segment assets	1,503,811	552,569	-	636,263	2,692,643
Investments in associated companies		652,358	427,059	-	1,079,417
					3,772,060
Segment liabilities	1,226,395	241,468	-	8,279	1,476,142

	OPC Israel	CPV Group	ZIM	Others*	Total
	$ Thousands
2021
Revenue	437,043	50,720	-	-	487,763

(Loss)/profit before taxes	(57,040)	(60,709)	1,260,789	(263,398)	879,642
Income tax benefit/(expense)	10,155	13,696	-	(28,176)	(4,325)
(Loss)/profit from continuing operations	(46,885)	(47,013)	1,260,789	(291,574)	875,317

Depreciation and amortization	44,296	13,102	-	242	57,640
Financing income	(2,730)	(37)	-	(167)	(2,934)
Financing expenses	119,392	24,640	-	263	144,295
Other items:
Losses related to Qoros	-	-	-	251,483	251,483
Losses related to ZIM	-	-	204	-	204
Share in losses/(profit) of associated companies	419	10,425	(1,260,993)	-	(1,250,149)
	161,377	48,130	(1,260,789)	251,821	(799,461)

Adjusted EBITDA	104,337	(12,579)	-	(11,577)	80,181

Segment assets	1,481,149	431,474	-	226,337	2,138,960
Investments in associated companies	-	545,242	1,354,212	-	1,899,454
					4,038,414
Segment liabilities	1,324,217	218,004	-	215,907	1,758,128

	OPC Israel	CPV Group	ZIM	Others*	Total
	$ Thousands
2020
Revenue	385,625	-	-	845	386,470

(Loss)/profit before taxes	(8,620)	-	210,647	298,420	500,447
Income tax expense	(3,963)	-	-	(735)	(4,698)
(Loss)/profit from continuing operations	(12,583)	-	210,647	297,685	495,749

Depreciation and amortization	33,981	-	-	190	34,171
Financing income	(354)	-	-	(13,937)	(14,291)
Financing expenses	50,349	-	-	825	51,174
Other items:
Net gains related to Qoros	-	-	-	(309,918)	(309,918)
Write back of impairment of investment	-	-	(43,505)	-	(43,505)
Share in losses/(profit) of associated companies	-	-	(167,142)	6,248	(160,894)
	83,976	-	(210,647)	(316,592)	(443,263)

Adjusted EBITDA	75,356	-	-	(18,172)	57,184

Segment assets	1,723,967	-	-	461,218	2,185,185
Investments in associated companies	-	-	297,148	-	297,148
					2,482,333
Segment liabilities	1,200,363	-	-	5,962	1,206,325

* Financial information of Quantum were consolidated into a single segment, “Others”, as it is no longer a material reportable segment. Refer to Note 10 for further details.

A.	Customer and Geographic Information

Major customers

Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2022				2021				2020
Customer	Total revenues		Percentage of revenues of the Group		Total revenues		Percentage of revenues of the Group		Total revenues		Percentage of revenues of the Group

Customer 1	107,081		18.66%		93,959		19.26%		86,896		22.48%
Customer 2	73,518		12.81%		70,801		14.52%		74,694		19.33%
Customer 3	-	*	-	*	-	*	-	*	-	*	-	*
Customer 4	-	*	-	*	-	*	-	*	-	*	-	*
Customer 5	-	*	-	*	-	*	-	*	-	*	-	*

* Represents an amount less than 10% of the revenues.

Information based on geographic areas

The Group’s geographic revenues are as follows:
	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Israel	516,668	437,043	385,625
United States	57,289	50,720	-
Others	-	-	845
Total revenue	573,957	487,763	386,470

The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2022	2021
	$ Thousands
Israel	1,050,386	1,039,505
United States	392,734	310,426
Others	96	171
Total non-current assets	1,443,216	1,350,102

* Composed of property, plant and equipment and intangible assets.